NOTE TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Reconciliation of liabilities arising from financing activities (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	¥ 143,752		¥ 136,054
Financing cash flows	(32,385)		(27,136)
New lease entered	687
Foreign exchange translation	1,894		6,250
Finance costs	5,865	$ 842	5,162	¥ 5,121
Unwinding of discount on provision for dismantlement (note 29)	(2,794)		(2,560)	(2,145)
Interest on lease liabilities (note 8)	348			0
Amount capitalized in property, plant and equipment (note 14)	3,048		2,838	2,495
Dividends declared	29,000		23,144
Liabilities arising from financing activities at end of period	158,554		143,752	136,054
IFRS 16/HKFRS 16 [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	152,891
Liabilities arising from financing activities at end of period			152,891
Loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	142,470		134,869
Financing cash flows	4,037		1,717
New lease entered	0
Foreign exchange translation	2,157		5,805
Finance costs	78		79
Unwinding of discount on provision for dismantlement (note 29)	0		0
Interest on lease liabilities (note 8)	0
Amount capitalized in property, plant and equipment (note 14)	0		0
Dividends declared	0		0
Liabilities arising from financing activities at end of period	148,742		142,470	134,869
Loans and borrowings [member] | IFRS 16/HKFRS 16 [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	142,470
Liabilities arising from financing activities at end of period			142,470
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0		0
Financing cash flows	(1,451)		0
New lease entered	687
Foreign exchange translation	(236)		0
Finance costs	348		0
Unwinding of discount on provision for dismantlement (note 29)	0		0
Interest on lease liabilities (note 8)	0
Amount capitalized in property, plant and equipment (note 14)	0		0
Dividends declared	0		0
Liabilities arising from financing activities at end of period	8,487		0	0
Lease liabilities [member] | IFRS 16/HKFRS 16 [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	9,139
Liabilities arising from financing activities at end of period			9,139
Interest payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	1,282		1,185
Financing cash flows	(5,998)		(5,264)
New lease entered	0
Foreign exchange translation	0		0
Finance costs	5,439		5,083
Unwinding of discount on provision for dismantlement (note 29)	(2,794)		(2,560)
Interest on lease liabilities (note 8)	348
Amount capitalized in property, plant and equipment (note 14)	3,048		2,838
Dividends declared	0		0
Liabilities arising from financing activities at end of period	1,325		1,282	1,185
Interest payable [member] | IFRS 16/HKFRS 16 [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	1,282
Liabilities arising from financing activities at end of period			1,282
Dividend payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0		0
Financing cash flows	(28,973)		(23,589)
New lease entered	0
Foreign exchange translation	(27)		445
Finance costs	0		0
Unwinding of discount on provision for dismantlement (note 29)	0		0
Interest on lease liabilities (note 8)	0
Amount capitalized in property, plant and equipment (note 14)	0		0
Dividends declared	29,000		23,144
Liabilities arising from financing activities at end of period	0		0	¥ 0
Dividend payable [member] | IFRS 16/HKFRS 16 [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	¥ 0
Liabilities arising from financing activities at end of period			¥ 0